UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-3749

DWS State Tax Free Trust

(Exact name of registrant as specified in charter)

Two International Place

Boston, MA 02110

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 03/31

Date of reporting period: 12/31/06

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of December 31, 2006 (Unaudited)

DWS Massachusetts Tax-Free Fund

	Principal Amount ($)	Value ($)

Municipal Bonds and Notes 88.3%
Massachusetts 82.2%
Bellingham, MA, Other General Obligation, 5.375%, 3/1/2015 (a)	1,765,000	1,894,798
Boston, MA, Industrial Development Financing Authority Revenue, Crosstown Center Project, AMT:
6.5%, 9/1/2035	1,975,000	2,048,430
8.0%, 9/1/2035	990,000	1,001,722
Boston, MA, Project Revenue, Convention Center Act 1997, Series A, 5.0%, 5/1/2015 (a)	2,730,000	2,895,902
Boston, MA, Senior Care Revenue, Industrial Development Finance Authority, First Mortgage, Springhouse, Inc., 5.5%, 7/1/2008	695,000	701,380
Chicopee, MA, Electrical Systems, ETM, 7.125%, 1/1/2017	1,070,000	1,243,265

Groton-Dunstable, MA, School District General Obligation, Regional School District, 5.0%, 10/15/2015 (a)	1,920,000	2,045,606
Holyoke, MA, Electric Revenue, Gas & Electric Department, Series A, 5.375%, 12/1/2016 (a)	1,260,000	1,366,470
Hopkinton, MA, Other General Obligation:
5.5%, 9/1/2012	1,735,000	1,884,956
5.5%, 9/1/2014	1,735,000	1,883,950
Ipswich, MA, General Obligation, 5.25%, 11/15/2017 (a)	2,325,000	2,451,829
Massachusetts, Airport Revenue, Port Authority, Series A, 5.75%, 7/1/2011	2,000,000	2,164,840
Massachusetts, Airport Revenue, USAir Private Jet, AMT, Series A, 5.75%, 9/1/2016 (a)	1,000,000	1,021,620
Massachusetts, Bay Transportation Authority Revenue:
Series A, 5.25%, 7/1/2021	2,000,000	2,206,360
Series A, 5.75%, 7/1/2011	355,000	378,963
Series A, 5.75%, 7/1/2015	535,000	569,481
Series B, 6.2%, 3/1/2016	3,100,000	3,562,613
Massachusetts, Bay Transportation Authority, Sales Tax Revenue:
Series C, 5.0%, 7/1/2015	3,175,000	3,462,941
Series C, 5.0%, 7/1/2016	2,200,000	2,409,902
Series A, 5.25%, 7/1/2020	6,270,000	7,120,337
Series A, 5.25%, 7/1/2021	5,000,000	5,691,700
Series C, 5.5%, 7/1/2017	5,000,000	5,718,950
Massachusetts, Bay Transportation System Authority, Series C, 6.1%, 3/1/2013	1,500,000	1,660,050
Massachusetts, Health & Educational Facilities Authority, Boston College, Series N, 5.25%, 6/1/2017	7,225,000	7,810,369
Massachusetts, Health & Educational Facilities Authority, Simmons College, Series F, 5.0%, 10/1/2019 (a)	1,230,000	1,328,941
Massachusetts, Higher Education Revenue, Building Authority, University of Massachusetts:
6.625%, 5/1/2010	2,575,000	2,812,338
6.75%, 5/1/2011	2,745,000	3,081,674
6.875%, 5/1/2014	1,300,000	1,530,880
Massachusetts, Higher Education Revenue, Development Finance Agency, Smith College, Prerefunded, 5.75%, 7/1/2015	1,265,000	1,363,025
Massachusetts, Higher Education Revenue, Development Finance Agency, WGBH Educational Foundation:
Series A, 5.375%, 1/1/2015 (a)	1,200,000	1,305,372
Series A, 5.375%, 1/1/2016 (a)	1,200,000	1,305,372
Series A, 5.375%, 1/1/2017 (a)	1,200,000	1,305,372
Massachusetts, Higher Education Revenue, Health & Educational Facilities Authority, Massachusetts Institute of Technology, Series K, 5.375%, 7/1/2017	5,500,000	6,257,350
Massachusetts, Higher Education Revenue, Health & Educational Facilities Authority, UMass Worcester Campus, Series B, 5.25%, 10/1/2013 (a)	500,000	533,325
Massachusetts, Higher Education Revenue, Health & Educational Facilities Authority, University of Massachusetts, Series C, 5.5%, 10/1/2014 (a)	1,645,000	1,803,841
Massachusetts, Higher Education Revenue, Industrial Finance Agency, Babson College, Series A, 5.375%, 10/1/2017	1,700,000	1,749,725
Massachusetts, Higher Education Revenue, Industrial Finance Agency, Belmont Hill School:
5.15%, 9/1/2013	1,000,000	1,026,780
5.625%, 9/1/2020	1,265,000	1,305,227
Massachusetts, Higher Education Revenue, Industrial Finance Agency, The Tabor Academy, 5.4%, 12/1/2018	1,000,000	1,047,480
Massachusetts, Higher Education Revenue, Industrial Finance Agency, Worcester Polytechnic, Series II, 5.125%, 9/1/2016 (a)	2,100,000	2,160,417
Massachusetts, Hospital & Healthcare Revenue, Health & Educational Facilities Authority, Baystate Medical Center:
Series F, 5.7%, 7/1/2027	3,000,000	3,204,120
Series F, 5.75%, 7/1/2033	2,000,000	2,129,240
Massachusetts, Hospital & Healthcare Revenue, Health & Educational Facilities Authority, Berkshire Health System, Series E, 6.25%, 10/1/2031	2,000,000	2,158,560
Massachusetts, Hospital & Healthcare Revenue, Health & Educational Facilities Authority, Civic Investments, Series A, 9.0%, 12/15/2015	3,800,000	4,651,618

Massachusetts, Hospital & Healthcare Revenue, Health & Educational Facilities Authority, Massachusetts General Hospital, Series F, 6.25%, 7/1/2012 (a)	4,420,000	4,721,356
Massachusetts, Hospital & Healthcare Revenue, Health & Educational Facilities Authority, Medical, Academic & Scientific, Series B, 6.5%, 1/1/2009	3,440,000	3,446,983
Massachusetts, Hospital & Healthcare Revenue, Health & Educational Facilities Authority, Milford-Whitinsville Regional:
Series C, 5.75%, 7/15/2013	1,750,000	1,805,283
Series D, 6.35%, 7/15/2032	3,250,000	3,518,060
Massachusetts, Hospital & Healthcare Revenue, Health & Educational Facilities Authority, New England Medical Center:
Series H, 5.375%, 5/15/2018 (a)	4,875,000	5,219,370
Series H, 5.375%, 5/15/2019 (a)	1,800,000	1,927,152
Massachusetts, Hospital & Healthcare Revenue, Health & Educational Facilities Authority, North Adams Hospital, Series C, 6.625%, 7/1/2018	730,000	736,891
Massachusetts, Hospital & Healthcare Revenue, Health & Educational Facilities Authority, UMass Memorial, Series C, 6.625%, 7/1/2032	3,000,000	3,288,720
Massachusetts, Hospital & Healthcare Revenue, Health & Educational Facilities Authority, Winchester Hospital, Series B, 6.75%, 7/1/2030	2,000,000	2,194,400
Massachusetts, Hospital & Healthcare Revenue, Partners Healthcare System, Series C, 5.75%, 7/1/2032	8,000,000	8,668,160
Massachusetts, Industrial Development Revenue, Development Finance Agency, Series A, 7.1%, 7/1/2032	3,855,000	4,031,867
Massachusetts, Project Revenue, Health & Educational Facilities Authority, Jordan Hospital, Series E, 6.75%, 10/1/2033	5,000,000	5,533,650
Massachusetts, Sales & Special Tax Revenue, Federal Highway Grant:
Series A, Zero Coupon, 12/15/2014	9,000,000	6,602,580
Series A, 5.5%, 12/15/2013	5,000,000	5,536,800
Massachusetts, Sales & Special Tax Revenue, Grant Anticipation Notes:
Series A, 5.25%, 12/15/2012	7,050,000	7,631,625
5.5%, 6/15/2014	7,000,000	7,305,970
Massachusetts, School District General Obligation, Development Finance Agency, 5.375%, 9/1/2023	1,175,000	1,248,532
Massachusetts, Senior Care Revenue, Industrial Finance Agency, Assisted Living Facilities, TNG Marina Bay LLC Project, AMT, 7.5%, 12/1/2027	915,000	970,266
Massachusetts, Special Obligation Consolidated Loan, Series A, 5.5%, 6/1/2016 (a)	2,600,000	2,950,974
Massachusetts, Special Obligation Dedicated Tax Revenue, 5.25%, 1/1/2021 (a)	5,000,000	5,476,050
Massachusetts, State Development Finance Agency Revenue, Biomedical Research:
Series C, 6.25%, 8/1/2013	2,180,000	2,381,563
Series C, 6.375%, 8/1/2014	1,000,000	1,096,620
Massachusetts, State Development Finance Agency, Resource Recovery Revenue, Series A, 5.625%, 1/1/2015 (a)	4,000,000	4,353,480
Massachusetts, State General Obligation:
Series D, 5.0%, 8/1/2017	3,190,000	3,471,836
Series D, 5.5%, 11/1/2016	500,000	566,920
Series D, 5.5%, 11/1/2019	4,325,000	4,982,962
Massachusetts, State General Obligation, Consolidated Loan:
Series D, 5.5%, 11/1/2014 (a)	4,990,000	5,573,780
Series C, 5.5%, 11/1/2015 (a)	12,500,000	14,090,000
Series D, 5.5%, 11/1/2019 (a)	2,500,000	2,896,725
Massachusetts, State School Building Authority, Dedicated Sales Tax Revenue, Series A, 5.0%, 8/15/2021 (a)	4,500,000	4,830,525
Massachusetts, State Water & Sewer Revenue, Water Pollution Abatement Trust, Series 2, 5.7%, 2/1/2015	35,000	35,060
Massachusetts, State Water & Sewer Revenue, Water Pollution Abatement Trust, MWRA Program, Series A, 6.0%, 8/1/2019 (b)	4,000,000	4,835,880
Massachusetts, State Water Pollution Abatement Treatment, Pool Program:
Series 7, 5.25%, 2/1/2014	3,705,000	3,943,602
Series 6, 5.625%, 8/1/2015	120,000	128,452
Massachusetts, State Water Pollution Abatement Trust, Pool Program:
Series 11, 5.0%, 8/1/2017	5,750,000	6,239,555
Series 11, 5.0%, 8/1/2020	5,750,000	6,188,092

Massachusetts, State Water Resources Authority, Series D, 5.5%, 8/1/2011 (a)	5,000,000	5,390,700
Massachusetts, Transportation/Tolls Revenue, Series E, 5.25%, 1/1/2022 (a)	4,500,000	4,876,290
Massachusetts, Transportation/Tolls Revenue, Rail Connections, Inc., Route 128 Parking Garage Project:
Series B, Prerefunded, Zero Coupon, 7/1/2015	750,000	479,250
Series B, Prerefunded, Zero Coupon, 7/1/2016	1,025,000	612,837
Series B, Prerefunded, Zero Coupon, 7/1/2017	1,000,000	559,060
Series A, ETM, 5.3%, 7/1/2009	705,000	734,582
Series A, Prerefunded, 5.4%, 7/1/2010	1,000,000	1,062,660
Series A, Prerefunded, 6.0%, 7/1/2012	250,000	269,233
Series A, Prerefunded, 6.0%, 7/1/2014	250,000	269,233
Massachusetts, University of Massachusetts Building Authority Project Revenue, Series 04-1, 5.25%, 11/1/2022 (a)	2,000,000	2,212,760
Massachusetts, Water & Sewer Revenue, Water Authority, Series J, 5.5%, 8/1/2021 (a)	10,000,000	11,687,700
Massachusetts, Water & Sewer Revenue, Water Pollution Abatement Program, New Bedford Program, Series A, 5.25%, 2/1/2013	1,000,000	1,084,060
Massachusetts, Water & Sewer Revenue, Water Pollution Abatement Program, Pool Loan Program, Series 5, ETM, 5.375%, 8/1/2015	5,000,000	5,604,600
Massachusetts, Water & Sewer Revenue, Water Resource Authority:
Series C, 5.25%, 12/1/2015	4,030,000	4,399,067
Series C, 5.25%, 12/1/2015 (a)	6,050,000	6,620,696
Series A, 5.5%, 8/1/2013 (a)	1,445,000	1,597,852
Series A, 6.5%, 7/15/2019	3,110,000	3,725,065
Medford, MA, Core City General Obligation, 5.0%, 2/15/2015 (a)	2,085,000	2,227,635
Middleborough, MA, Other General Obligation:
5.25%, 1/15/2017 (a)	1,525,000	1,606,755
5.25%, 1/15/2018 (a)	1,515,000	1,595,765
5.25%, 1/15/2019 (a)	1,470,000	1,547,072
Narragansett, MA, School District General Obligation, Regional School District, 6.5%, 6/1/2012 (a)	1,145,000	1,257,462
Northbridge, MA, Core City General Obligation, 5.25%, 2/15/2014 (a)	1,490,000	1,613,536
Plymouth, MA, County General Obligation:
5.75%, 10/15/2015 (a)	1,900,000	2,051,715
5.75%, 10/15/2016 (a) (b)	1,725,000	1,868,486
Route 3 North, MA, Transportation/Tolls Revenue, Transportation Improvement Association:
5.75%, 6/15/2012 (a)	1,105,000	1,179,234
5.75%, 6/15/2013 (a)	2,500,000	2,667,125
5.75%, 6/15/2016 (a)	4,910,000	5,239,019
Springfield, MA, Core City General Obligation, 5.25%, 1/15/2019 (a)	1,000,000	1,081,280
Springfield, MA, Core City General Obligation, Municipal Purpose Loan:
5.5%, 8/1/2015 (a)	1,505,000	1,632,368
5.5%, 8/1/2016 (a)	1,685,000	1,829,084
Springfield, MA, Other General Obligation, Municipal Purpose Loan, 6.0%, 10/1/2014 (a)	1,955,000	2,097,031
Springfield, MA, Water & Sewer Revenue, Series A, 5.375%, 11/1/2016 (a)	1,250,000	1,351,813
Tantasqua, MA, School District General Obligation, Regional School District:
5.625%, 8/15/2012 (a)	2,580,000	2,774,635
5.625%, 8/15/2013 (a)	2,575,000	2,769,258
5.625%, 8/15/2014 (a)	2,575,000	2,769,258
University of Massachusetts, Building Authority Revenue, Series 2, 5.0%, 11/1/2020 (a)	11,880,000	12,788,701
University of Massachusetts, Higher Education Revenue, University Building Authority:
Series 2, 5.5%, 11/1/2015 (a)	1,185,000	1,263,020
Series 2, 5.5%, 11/1/2016 (a)	1,250,000	1,332,300
Westfield, MA, Core City General Obligation, 6.5%, 5/1/2013 (a)	1,170,000	1,283,642
Westford, MA, Other General Obligation Lease, 5.125%, 4/1/2017 (a)	1,150,000	1,210,145
Westford, MA, School District General Obligation, Series A, 5.75%, 4/1/2012 (a)	1,140,000	1,221,396
Worcester, MA, Core City General Obligation, Series A, 5.5%, 8/15/2016 (a)	1,285,000	1,384,755

Worcester, MA, Other General Obligation, 5.625%, 8/15/2015 (a)	705,000	758,185

		365,273,152
Puerto Rico 6.1%
Commonwealth of Puerto Rico, Government Development Bank, Series B, 5.0%, 12/1/2015	3,970,000	4,252,068
Puerto Rico, Commonwealth Highway & Transportation Authority, Highway Revenue:
Series Y, Prerefunded, ETM, 6.25%, 7/1/2014	1,855,000	2,161,873
Series Y, 6.25%, 7/1/2014	145,000	165,519
Puerto Rico, Public Buildings Authority Revenue, Government Facilities, Series H, 5.5%, 7/1/2016 (a)	10,350,000	11,791,547
Puerto Rico, State General Obligation, Series A, 5.5%, 7/1/2022 (a) (b)	5,000,000	5,863,550
Puerto Rico, State General Obligation, Highway and Transportation Authority, Series Y, 5.5%, 7/1/2015 (a)	2,500,000	2,822,900

		27,057,457

Total Municipal Bonds and Notes (Cost $369,183,301)		392,330,609
Municipal Inverse Floating Rate Notes 24.5%
Massachusetts 22.1%
Massachusetts, State Port Authority, Special Facilities Revenue, Delta Air Lines, Inc. Project, Series A, 5.5%, 1/1/2014 (a) (c)	4,000,000	4,216,160
Massachusetts, State Port Authority, Special Facilities Revenue, Delta Air Lines, Inc. Project, Series A, 5.5%, 1/1/2015 (a) (c)	3,000,000	3,162,120
Massachusetts, State Port Authority, Special Facilities Revenue, Delta Air Lines, Inc. Project, Series A, 5.5%, 1/1/2015 (a) (c)	3,000,000	3,159,870
Trust: Massachusetts, Airport Revenue, Port Authority, AMT, 144A, 9.31%, 1/1/2016, Leverage Factor at purchase date: 2 to 1 (a)
Massachusetts, Municipal Wholesale Electric Co., Power Supply Systems Revenue, Nuclear Project, Series 4-A, 5.25%, 7/1/2014 (a) (c)	5,915,000	6,371,224
Massachusetts, Municipal Wholesale Electric Co., Power Supply Systems Revenue, Nuclear Project, Series 4-A, 5.25%, 7/1/2015 (a) (c)	1,960,000	2,097,259
Massachusetts, Municipal Wholesale Electric Co., Power Supply Systems Revenue, Nuclear Project, Series 5-A, 5.25%, 7/1/2014 (a) (c)	1,885,000	2,030,390
Massachusetts, Municipal Wholesale Electric Co., Power Supply Systems Revenue, Nuclear Project, Series 5-A, 5.25%, 7/1/2015 (a) (c)	1,575,000	1,685,297
Massachusetts, Municipal Wholesale Electric Co., Power Supply Systems Revenue, Nuclear Project, Series 6-A, 5.25%, 7/1/2014(a) (c)	4,250,000	4,577,802
Massachusetts, Municipal Wholesale Electric Co., Power Supply Systems Revenue, Nuclear Project, Series 6-A, 5.25%, 7/1/2015 (a) (c)	3,750,000	4,021,463
Massachusetts, Municipal Wholesale Electric Co., Power Supply Systems Revenue, Nuclear Project, Series 6-A, 5.25%, 7/1/2016 (a) (c)	2,250,000	2,418,210
Trust: Massachusetts, Electric Revenue, Wholesale Electrical Co. Power Supply, Series 674, 144A, 8.534%, 7/1/2016, Leverage Factor at purchase date: 4 to 1 (a)
Massachusetts, State Port Authority Revenue, Series B, 5.5%, 7/1/2011 (a) (c)	8,390,000	8,754,965
Trust: Massachusetts, Port Authority Revenue, RITES-PA 592A, AMT, 144A, 6.825%, 7/1/2011, Leverage Factor at purchase date: 2 to 1 (a)
Massachusetts, State Port Authority Revenue, Series B, 5.5%, 7/1/2012 (a) (c)	1,610,000	1,679,455
Trust: Massachusetts, Port Authority Revenue, RITES-PA 592B, AMT, 144A, 6.825%, 7/1/2012, Leverage Factor at purchase date: 2 to 1 (a)
Massachusetts, State Port Authority Revenue, Series D, 6.125%, 7/1/2013 (c)	1,860,000	1,971,935
Trust: Massachusetts, Port Authority Revenue, RITES-PA 598A, AMT, 7.985%, 7/1/2013, Leverage Factor at purchase date: 2 to 1
Massachusetts, State Port Authority Revenue, Series D, 6.125%, 7/1/2014 (c)	1,990,000	2,108,883
Trust: Massachusetts, Port Authority Revenue, RITES-PA 598B, AMT, 7.985%, 7/1/2014, Leverage Factor at purchase date: 2 to 1
Massachusetts, State Port Authority Revenue, Series D, 6.125%, 7/1/2015 (c)	2,130,000	2,257,864
Trust: Massachusetts, Port Authority Revenue, RITES-PA 598C, AMT, 7.985%, 7/1/2015, Leverage Factor at purchase date: 2 to 1
Massachusetts, State Port Authority Revenue, Series D, 6.125%, 7/1/2016 (c)	1,850,000	1,983,737
Trust: Massachusetts, Port Authority Revenue, RITES-PA 598D, AMT, 8.235%, 7/1/2016, Leverage Factor at purchase date: 2 to 1

Massachusetts, State Port Authority Revenue, Series D, 6.125%, 7/1/2017 (c)	1,550,000	1,659,787
Trust: Massachusetts, Port Authority Revenue, RITES-PA 598E, AMT, 8.235%, 7/1/2017, Leverage Factor at purchase date: 2 to 1
Massachusetts, State Port Authority Revenue, Series D, 6.125%, 7/1/2018 (c)	2,620,000	2,745,157
Trust: Massachusetts, Port Authority Revenue, RITES-PA 598F, AMT, 6.735%, 7/1/2018, Leverage Factor at purchase date: 2 to 1
Massachusetts, State Special Obligation Revenue, Series A, 5.375%, 6/1/2020 (a) (c)	10,000,000	10,826,000
Trust: Massachusetts, Security Trust Certificates, Series 7002B, 144A, 5.999%, 6/1/2020, Leverage Factor at purchase date: 2 to 1 (a)
Massachusetts, State Development Finance Agency, Resource Recovery Revenue, Series A, 5.625%, 1/1/2014 (a) (c)	5,000,000	5,437,100
Trust: Massachusetts, State Development Finance Agency, Resource Recovery Revenue, Series 563, 144A, 7.08%, 1/1/2016, Leverage Factor at purchase date: 2 to 1 (a)
Massachusetts, State General Obligation, Series D, 5.0%, 11/1/2024 (a) (c)	10,000,000	10,871,000
Trust: Massachusetts, State General Obligation, RITES-PA 1281, 144A, 5.84%, 11/1/2024, Leverage Factor at purchase date: 2 to 1 (a)
Massachusetts, State Water Resource Authority, Series D, 5.0%, 8/1/2021 (a) (c)	13,175,000	14,199,883
Trust: Massachusetts, State Water Resources Authority, Series R-252, 144A, 5.836%, 8/1/2021, Leverage Factor at purchase date: 2 to 1 (a)
Massachusetts, State General Obligation, Series E, 5.0%, 11/1/2023 (c)	10,000,000	10,759,900
Trust: Reset Option Certificates Trust II, Variable States, Series R-680-1, 144A, 20.96%, 11/1/2023, Leverage Factor at purchase date: 20 to 1 (a)

Total Municipal Inverse Floating Rate Notes (Cost $104,794,008)		108,995,461
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $473,977,309)	112.8	501,362,070
Other Assets and Liabilities, Net	(12.8)	(57,036,685)

Net Assets	100.0	444,289,385

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*

Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and are shown at their current rates as of December 31, 2006.

(a)	Bond is insured by one of these companies:

As a % of Total
Insurance Coverage	Investment Portfolio
Ambac Financial Group, Inc.	12.0
Financial Guaranty Insurance Company	14.5
Financial Security Assurance, Inc.	12.1
Municipal Bond Insurance Association	16.7

(b)	All or a portion of these securities are held in connection with open interest rate swaps.
(c)	Security forms part of the below tender option bond trust. Principal amount and value shown take into account the leverage factor.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AMT: Subject to alternative minimum tax.
ETM: Bonds bearing the description ETM (escrow to maturity) are collateralized usually by US Treasury securities which are held in escrow and used to pay principal and interest on bonds so designated.

Prerefunded: Bonds which are prerefunded are collateralized by US Treasury securities which are held in escrow and are used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

RITES: Residual Interest Tax Exempt Security
At December 31, 2006, open interest rate swaps were as follows:
Effective/ Expiration Dates	Notional Amount ($)	Cash Flows Paid by the Fund	Cash Flows Received by the Fund	Net Unrealized Appreciation/ (Depreciation) ($)

1/25/2007 1/25/2027	15,200,000†	Fixed — 4.348%	Floating — BMA	(801,960)
10/16/2006 4/12/2027	9,000,000††	Fixed — 4.105%	Floating — BMA	(203,703)
11/13/2006 11/13/2027	4,700,000†	Fixed — 5.282%	Floating — LIBOR	11,437

Total net unrealized depreciation				(994,226)

Counterparties:
† Citibank, NA
†† Chase Securities, Inc.
BMA: Represents the Bond Market Association
LIBOR: Represents the London InterBank Offered Rate.

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

Management of the Registrant has determined that as of and prior to December 31, 2006, the Registrant's first fiscal quarter end, the Registrant had a material weakness in its internal control over financial reporting related to the review, analysis and determination of whether certain transfers of municipal securities qualified for sale accounting under the provisions of Statement of Financial Accounting Standards No. 140. Since December 31, 2006, but prior to the date of this filing, management has revised its internal control over financial reporting to improve the effectiveness of the controls to ensure that transactions in transfers of municipal securities are accounted for properly.

Management notes that other investment companies investing in similar investments over the same time periods had been accounting for such investments in a similar manner as the Registrant. Accordingly, other investment companies are also concluding that there was a material weakness in their internal control over financial reporting of such investments.

(b)         There have been no changes in the Registrant's internal control over financial reporting that occurred during the Registrant’s first fiscal quarter covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting. However, as discussed above, subsequent to December 31, 2006, the Registrant's internal control over financial reporting was enhanced.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Massachusetts Tax-Free Fund, a series of DWS State Tax Free Trust

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	February 22, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Massachusetts Tax-Free Fund, a series of DWS State Tax Free Trust

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	February 22, 2007

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                                   February 22, 2007